Document and Entity Information	12 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 26, 2012
Registrant Name	Legg Mason Global Asset Management Trust
Central Index Key	0001474103
Amendment Flag	false
Document Creation Date	Sep 26, 2012
Document Effective Date	Sep 26, 2012
Prospectus Date	Oct 31, 2012

Legg Mason BW Global High Yield Fund
Legg Mason BW Global High Yield Fund
Investment objective
The fund’s primary objective is to provide a high level of current income.
Long-term capital appreciation is its secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder fees (paid directly from your investment) (%)
Shareholder Fees Legg Mason BW Global High Yield Fund	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason BW Global High Yield Fund		Class I	Class IS
Management fees		0.65%	0.65%
Distribution and/or service (12b-1) fees		none	none
Other expenses	[1]	1.21%	1.11%
Total annual fund operating expenses		1.86%	1.76%
Fees waived and/or expenses reimbursed	[2]	(1.01%)	(1.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		0.85%	0.75%
[1]	"Other expenses" for Class I and IS shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.85% and 0.75% for Class I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' (the "Board") consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason BW Global High Yield Fund (USD $)	1 year	3 years
Class I	87	487
Class IS	77	455

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason BW Global High Yield Fund (USD $)	1 year	3 years
Class I	87	487
Class IS	77	455

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund commenced operations on or following the date of this prospectus, the fund’s portfolio turnover rate is not available.
Principal investment strategies
Under normal market conditions, the fund will invest at least 80% of total its assets in high yield securities. High yield bonds are those rated below investment grade (that is, securities rated below Baa/BBB assigned by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) that provide such a rating) or unrated securities determined by the adviser to be of comparable quality; they are commonly known as “junk bonds.” As a global fund, the fund can seek investment opportunities anywhere in the world, and under normal market conditions, the fund will be invested in at least three countries, which may include the United States. The fund can invest without limit in foreign securities in any country, including countries with developing or emerging markets.

The fund’s investment style is disciplined, active, value-driven, and strategic. The investment strategy combines top-down analysis of macro-economic conditions with bottom-up fundamental analysis in an effort to determine where the most attractive valuations exist during the business cycle—while considering credit quality, sector allocation and security selection. The portfolio managers use the strategy to identify and invest in foreign or U.S. bonds which they believe have attractive “real” and “risk” adjusted yields. The portfolio managers rotate portfolio positions mindful of credit quality, sector allocation and security selection given the state of the economy, and endeavor to control risk by purchasing securities the portfolio managers believe to be undervalued. The portfolio managers consider secular trends, political and monetary conditions and business cycle risks when making investment decisions. The portfolio managers also take into account the relative risk and return characteristics of prospective investments when determining how to achieve desired exposures.

Under normal market conditions, the investment universe primarily consists of high yield debt of corporate or sovereign issuers; issuers may be any size and located anywhere in the world. The fund may invest in U.S. and non-U.S. issuers. The fund’s investments may be denominated in local currency or U.S. dollar-denominated. The portfolio managers may also consider investment in other instruments including: bank loans, defaulted bonds, defaulted bank loans, debtor-in-possession loans (“DIP loans”), investment grade corporate bonds, US Treasuries and agencies, zero coupon bonds, securities representing securitized assets, currencies, preferred stock, convertible bonds, and other fixed income securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, forwards, futures, swaps and credit default swaps (index and single name).

The fund invests in currency forwards in order to hedge its currency exposure in bond positions or to gain currency exposure. These investments may be significant at times. Although the portfolio managers have the flexibility to make use of currency forwards they may choose not to for a variety of reasons, even under very volatile market conditions.

The weighted average effective duration of the fund’s portfolio, including derivatives, is expected to range from 0 to 7 years.

The fund is “non-diversified” within the meaning of the Investment Company Act of 1940. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. Because the fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The fund may take temporary defensive and cash management positions; in such a case, the fund will not be pursuing its principal investment strategies and may not achieve its investment objective. The fund may enter into repurchase agreements and reverse repurchase agreements for cash management purposes.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected by the countries experiencing the difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region, or about interest rates is incorrect. In addition, the investment models used by the portfolio managers to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment. The interplay of these factors may change from their historical patterns due to the financial crisis that began in 2008. Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies. The fund will often hold positions that are not hedged.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a any increase or decrease in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

High yield or “junk” bond risk. Debt securities that are below investment grade, often called “junk bonds,” are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments. The value of high yield debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, making the convertible security more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.

Zero coupon bond risk. Zero coupon securities pay no interest during the life of the obligation but trade at prices below their stated maturity value. Because zero coupon securities pay no interest until maturity, their prices may fluctuate more than other types of securities with the same maturity in the secondary market.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Mortgage-backed and asset-backed securities. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. The rate of mortgage prepayments may lengthen the effective maturity of these securities at a time when their value has declined or shorten the effective maturity of these securities at a time their value has increased. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline. This may cause the fund’s share price to be more volatile.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments have defaulted on principal and interest payments.

Emerging markets risk. The risks are greater for investments in emerging market countries. Emerging market countries tend to have economic, political systems, and legal systems that are less fully developed and are less stable than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund will also incur currency conversion costs.

Derivatives risk. Using derivatives, especially for non-hedging purposes, can increase fund losses and can reduce opportunities for gains when market prices, interest rates, currency rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility, potentially resulting in the loss of all assets. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Using derivatives may also have adverse tax consequences for the fund’s shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Swap agreements, a type of derivative instrument, will tend to shift the fund’s investment exposure from one type of investment to another. Credit default swap contracts, a type of derivative instrument, and related instruments, such as credit default swap index products, may involve greater risks than if the fund invested in the reference obligation directly. These instruments are subject to general market risks, leverage risks, liquidity risks and increased credit risk, and may result in sudden and substantial losses to the fund. They may also be difficult to value. The credit default swap market may be subject to additional regulations in the future. Structured notes are often more volatile, less liquid and may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Currency derivatives risk. Currency futures, forwards or options may not always work as intended, and in specific cases the fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the portfolio managers may determine not to hedge currency risks.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers’ flexibility.

Short positions risk. The fund may suffer significant losses if assets on which the fund holds a short position appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund may be required to pay in connection with the short transaction. While the possible loss on a security that is purchased is limited to the price paid for the security, there is no limit on the amount of loss on a security on which the fund holds a short position.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In that case the fund would not earn income on the cash and the fund’s yield would go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

* * *
These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IS shares, as represented by the performance of the fund’s predecessor. The table shows the average annual total returns of Class IS of the fund, as represented by the performance of the fund’s predecessor, and also compares the fund’s performance with the average annual total returns of an index or other benchmark. No performance information is presented for Class I shares because Class I shares have not yet commenced operations as of the date of this prospectus. The returns for Class I shares would differ from those of Class IS shares to the extent Class IS bears different expenses. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_ performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

This fund is the successor to an institutional account (the “Predecessor”). The performance in the accompanying bar chart and table is that of the Predecessor. On         , 2012, the Predecessor transferred its assets to the fund in exchange for the fund’s Class IS shares. The investment policies, objectives, guidelines and restrictions of the fund are in all material respects equivalent to those of the Predecessor. In addition, the Predecessor’s portfolio managers are the current portfolio managers of the fund. As a mutual fund registered under the Investment Company Act of 1940, the fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessor was not subject. Had the Predecessor been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance may have been adversely affected. The performance information reflects the gross expenses of the Predecessor adjusted to reflect the higher fees and expenses of Class IS of the fund. The performance is shown net of an annual management fee of 0.65% and other expenses of 0.75% which reflects the application of the Class IS expense limitation agreement. If the expense limitation agreement were not applicable, expenses would be higher and performance lower.

The Predecessor did not have distribution policies. The Predecessor was an unregistered separately managed account, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends or distributions. As a result of the different tax treatment, we are unable to show the after tax returns for the fund.

The assets of the Predecessor transferred to the fund in exchange for Fund shares included net unrealized capital gains, in the amount of approximately $ million (approximately 2% of the assets transferred to the Fund), which were acquired by the fund. if the fund realizes any of those capital gains, it may be required to distribute them to all shareholders of the fund, which could result in payment of taxes by such shareholders.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (ended 09/30/2010): 7.38 Worst quarter (ended 09/30/2011): (4.39)
Average annual total returns (for periods ended December 31, 2011) (%)
Average Annual Total Returns Legg Mason BW Global High Yield Fund		1 year	Since inception	Inception date
Class IS		5.92%	11.43%	Jan 1, 2010
Class IS Return after taxes on distributions	[1]
Class IS Return after taxes on distributions and sale of fund shares		3.85%	9.80%
Barclays Capital Global High Yield Index (reflects no deduction for fees, expenses or taxes)		3.12%	8.82%
[1]	N/A

The after-tax returns are shown only for Class IS shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class IS will vary from returns shown for Class IS.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
Legg Mason BW Global High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason BW Global High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s primary objective is to provide a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Long-term capital appreciation is its secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment) (%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund commenced operations on or following the date of this prospectus, the fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class I and IS shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund will invest at least 80% of total its assets in high yield securities. High yield bonds are those rated below investment grade (that is, securities rated below Baa/BBB assigned by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”) that provide such a rating) or unrated securities determined by the adviser to be of comparable quality; they are commonly known as “junk bonds.” As a global fund, the fund can seek investment opportunities anywhere in the world, and under normal market conditions, the fund will be invested in at least three countries, which may include the United States. The fund can invest without limit in foreign securities in any country, including countries with developing or emerging markets.

The fund’s investment style is disciplined, active, value-driven, and strategic. The investment strategy combines top-down analysis of macro-economic conditions with bottom-up fundamental analysis in an effort to determine where the most attractive valuations exist during the business cycle—while considering credit quality, sector allocation and security selection. The portfolio managers use the strategy to identify and invest in foreign or U.S. bonds which they believe have attractive “real” and “risk” adjusted yields. The portfolio managers rotate portfolio positions mindful of credit quality, sector allocation and security selection given the state of the economy, and endeavor to control risk by purchasing securities the portfolio managers believe to be undervalued. The portfolio managers consider secular trends, political and monetary conditions and business cycle risks when making investment decisions. The portfolio managers also take into account the relative risk and return characteristics of prospective investments when determining how to achieve desired exposures.

Under normal market conditions, the investment universe primarily consists of high yield debt of corporate or sovereign issuers; issuers may be any size and located anywhere in the world. The fund may invest in U.S. and non-U.S. issuers. The fund’s investments may be denominated in local currency or U.S. dollar-denominated. The portfolio managers may also consider investment in other instruments including: bank loans, defaulted bonds, defaulted bank loans, debtor-in-possession loans (“DIP loans”), investment grade corporate bonds, US Treasuries and agencies, zero coupon bonds, securities representing securitized assets, currencies, preferred stock, convertible bonds, and other fixed income securities.

The fund may also enter into various derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, forwards, futures, swaps and credit default swaps (index and single name).

The fund invests in currency forwards in order to hedge its currency exposure in bond positions or to gain currency exposure. These investments may be significant at times. Although the portfolio managers have the flexibility to make use of currency forwards they may choose not to for a variety of reasons, even under very volatile market conditions.

The weighted average effective duration of the fund’s portfolio, including derivatives, is expected to range from 0 to 7 years.

The fund is “non-diversified” within the meaning of the Investment Company Act of 1940. As a result, the value of its shares will be more susceptible to any single economic, political or regulatory event affecting one or a small number of issuers than shares of a diversified fund. Because the fund may focus a significant portion of its investments in a single country or currency, it will be more susceptible to factors adversely affecting such currency or issuers within that country than would a more diversified portfolio of securities.

The fund may take temporary defensive and cash management positions; in such a case, the fund will not be pursuing its principal investment strategies and may not achieve its investment objective. The fund may enter into repurchase agreements and reverse repurchase agreements for cash management purposes.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment may also go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. Some governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. These market conditions may continue, worsen or spread, including in the U.S., Europe and beyond. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the value and liquidity of certain securities. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected by the countries experiencing the difficulties. In addition, legislation recently enacted in the U.S. is changing many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be fully known for some time.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security.

Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector, or region, or about interest rates is incorrect. In addition, the investment models used by the portfolio managers to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment. The interplay of these factors may change from their historical patterns due to the financial crisis that began in 2008. Although the portfolio managers may attempt to hedge or protect against fund losses, there is no assurance that their judgment about whether and when to do so will be correct, or that hedges will succeed. Hedging strategies may not always work as intended, and in specific cases the fund may be worse off than if it had not used such strategies. The fund will often hold positions that are not hedged.

Liquidity risk. Some securities held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a any increase or decrease in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

High yield or “junk” bond risk. Debt securities that are below investment grade, often called “junk bonds,” are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments. The value of high yield debt securities often fluctuates in response to company, political, or economic developments and can decline significantly over short as well as long periods of time or during periods of general or regional economic difficulty.

Convertible securities risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases, the convertible security tends to trade on the basis of its yield and other fixed income characteristics, making the convertible security more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile.

Zero coupon bond risk. Zero coupon securities pay no interest during the life of the obligation but trade at prices below their stated maturity value. Because zero coupon securities pay no interest until maturity, their prices may fluctuate more than other types of securities with the same maturity in the secondary market.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Mortgage-backed and asset-backed securities. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. The rate of mortgage prepayments may lengthen the effective maturity of these securities at a time when their value has declined or shorten the effective maturity of these securities at a time their value has increased. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline. This may cause the fund’s share price to be more volatile.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government and some foreign governments have defaulted on principal and interest payments.

Emerging markets risk. The risks are greater for investments in emerging market countries. Emerging market countries tend to have economic, political systems, and legal systems that are less fully developed and are less stable than those of more advanced countries. Lower trading volumes may result in a lack of liquidity and increased price volatility. An investment in any fund that invests in emerging market securities should be considered speculative.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund will also incur currency conversion costs.

Derivatives risk. Using derivatives, especially for non-hedging purposes, can increase fund losses and can reduce opportunities for gains when market prices, interest rates, currency rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility, potentially resulting in the loss of all assets. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Using derivatives may also have adverse tax consequences for the fund’s shareholders. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Swap agreements, a type of derivative instrument, will tend to shift the fund’s investment exposure from one type of investment to another. Credit default swap contracts, a type of derivative instrument, and related instruments, such as credit default swap index products, may involve greater risks than if the fund invested in the reference obligation directly. These instruments are subject to general market risks, leverage risks, liquidity risks and increased credit risk, and may result in sudden and substantial losses to the fund. They may also be difficult to value. The credit default swap market may be subject to additional regulations in the future. Structured notes are often more volatile, less liquid and may be more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Currency derivatives risk. Currency futures, forwards or options may not always work as intended, and in specific cases the fund may be worse off than if it had not used such instrument(s). There may not always be suitable hedging instruments available. Even where suitable hedging instruments are available, the portfolio managers may determine not to hedge currency risks.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets may, in some circumstances, limit the portfolio managers’ flexibility.

Short positions risk. The fund may suffer significant losses if assets on which the fund holds a short position appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund may be required to pay in connection with the short transaction. While the possible loss on a security that is purchased is limited to the price paid for the security, there is no limit on the amount of loss on a security on which the fund holds a short position.

Cash management and defensive investing risk. The value of the investments held by the fund for cash management or defensive investing purposes can fluctuate in value. Like other fixed income securities, they are subject to risk, including market, interest rate, and credit risk. If the fund holds cash uninvested it will be subject to the credit risk of the depository institution holding the cash. In that case the fund would not earn income on the cash and the fund’s yield would go down. If a significant amount of the fund’s assets are used for cash management or defensive investing purposes, it will not be pursuing its principal investment strategies and may not achieve its investment objective.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Funds of funds investments risk. The fund may be an investment option for other Legg Mason-advised mutual funds that are managed as “funds of funds.” As a result, from time to time, the fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

* * *
These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. To the extent the fund invests its assets in fewer issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IS shares, as represented by the performance of the fund’s predecessor. The table shows the average annual total returns of Class IS of the fund, as represented by the performance of the fund’s predecessor, and also compares the fund’s performance with the average annual total returns of an index or other benchmark. No performance information is presented for Class I shares because Class I shares have not yet commenced operations as of the date of this prospectus. The returns for Class I shares would differ from those of Class IS shares to the extent Class IS bears different expenses. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_ performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

This fund is the successor to an institutional account (the “Predecessor”). The performance in the accompanying bar chart and table is that of the Predecessor. On         , 2012, the Predecessor transferred its assets to the fund in exchange for the fund’s Class IS shares. The investment policies, objectives, guidelines and restrictions of the fund are in all material respects equivalent to those of the Predecessor. In addition, the Predecessor’s portfolio managers are the current portfolio managers of the fund. As a mutual fund registered under the Investment Company Act of 1940, the fund is subject to certain restrictions under the 1940 Act and the Internal Revenue Code to which the Predecessor was not subject. Had the Predecessor been registered under the 1940 Act and been subject to the provisions of the 1940 Act and the Code, its investment performance may have been adversely affected. The performance information reflects the gross expenses of the Predecessor adjusted to reflect the higher fees and expenses of Class IS of the fund. The performance is shown net of an annual management fee of 0.65% and other expenses of 0.75% which reflects the application of the Class IS expense limitation agreement. If the expense limitation agreement were not applicable, expenses would be higher and performance lower.

The Predecessor did not have distribution policies. The Predecessor was an unregistered separately managed account, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends or distributions. As a result of the different tax treatment, we are unable to show the after tax returns for the fund.

The assets of the Predecessor transferred to the fund in exchange for Fund shares included net unrealized capital gains, in the amount of approximately $ million (approximately 2% of the assets transferred to the Fund), which were acquired by the fund. if the fund realizes any of those capital gains, it may be required to distribute them to all shareholders of the fund, which could result in payment of taxes by such shareholders.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IS shares, as represented by the performance of the fund’s predecessor. The table shows the average annual total returns of Class IS of the fund, as represented by the performance of the fund’s predecessor, and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for Class I shares because Class I shares have not yet commenced operations as of the date of this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_ performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (ended 09/30/2010): 7.38 Worst quarter (ended 09/30/2011): (4.39)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2011) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class IS shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for classes other than Class IS will vary from returns shown for Class IS.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class IS shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class IS will vary from returns shown for Class IS.
Legg Mason BW Global High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.21%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%
1 year	rr_ExpenseExampleYear01	87
3 years	rr_ExpenseExampleYear03	487
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	487
Legg Mason BW Global High Yield Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.11%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.76%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(1.01%)	[2]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	77
3 years	rr_ExpenseExampleYear03	455
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	455
2010	rr_AnnualReturn2010	17.86%
2011	rr_AnnualReturn2011	5.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.39%)
1 year	rr_AverageAnnualReturnYear01	5.92%
Since inception	rr_AverageAnnualReturnSinceInception	11.43%
Inception date	rr_AverageAnnualReturnInceptionDate	Jan 1, 2010
Legg Mason BW Global High Yield Fund | Return after taxes on distributions | Class IS
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01		[3]
Since inception	rr_AverageAnnualReturnSinceInception		[3]
Legg Mason BW Global High Yield Fund | Return after taxes on distributions and sale of fund shares | Class IS
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.85%
Since inception	rr_AverageAnnualReturnSinceInception	9.80%
Legg Mason BW Global High Yield Fund | Barclays Capital Global High Yield Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.12%
Since inception	rr_AverageAnnualReturnSinceInception	8.82%

[1]	"Other expenses" for Class I and IS shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.85% and 0.75% for Class I and IS shares, respectively, subject to recapture as described below. In addition, total annual fund operating expenses for Class IS will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees' (the "Board") consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above.
[3]	N/A

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Oct 31, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 26, 2012